INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Nov. 05, 2012	Dec. 31, 2014
Income Tax [Line Items]
"Approved Enterprise" tax rate		25.00%
Tax exempt period, "Approved Enterprise" entities		2 years
Tax reduction period, "Approved Enterprise" entities		5 years
Tax reduction period, extension for "Foreign Investors Company"		3 years
Dividend distributions, income tax withholding, percentage		15.00%
Percent of "Approved Enterprise" income to be derived from export		25.00%
Israeli statutory tax rate		25.00%
Israeli Tax Authority [Member]
Income Tax [Line Items]
Net operating loss carryforwards		109,969
Foreign Tax Authority [Member]
Income Tax [Line Items]
Net operating loss carryforwards		14,033
2011, 2012 and 2013 [Member]
Income Tax [Line Items]
Amended Israeli preferrential tax rate		15.00%
2014 and thereafter [Member]
Income Tax [Line Items]
Amended Israeli preferrential tax rate		16.00%
Commencement of Production [Member]
Income Tax [Line Items]
Period of tax benefits, limitation of use		12 years
Approval Date [Member]
Income Tax [Line Items]
Period of tax benefits, limitation of use		14 years
Development Area A [Member] | 2011, 2012 and 2013 [Member]
Income Tax [Line Items]
Amended Israeli preferrential tax rate		10.00%
Development Area A [Member] | 2014 and thereafter [Member]
Income Tax [Line Items]
Amended Israeli preferrential tax rate		9.00%
Effective January 1, 2014 [Member]
Income Tax [Line Items]
Dividend distributions, income tax withholding, percentage		20.00%
Israeli statutory tax rate		26.50%
Minimum [Member]
Income Tax [Line Items]
"Foreign Investors Company" tax rate		10.00%
Elective tax rate, undistributed earnings	6.00%
Maximum [Member]
Income Tax [Line Items]
"Foreign Investors Company" tax rate		25.00%
Elective tax rate, undistributed earnings	17.50%